Changes in Capital Accounts, textuals 2 (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jul. 29, 2014	May 21, 2013	Dec. 31, 2014
Stockholders Equity Note [Line Items]
Issuance of common stock, net of issuance costs			$ 96,001
Atm Program [Member]
Stockholders Equity Note [Line Items]
Common stock offer gross proceeds		$ 40,000
Issuance of common stock, shares			136,574
Issuance of common stock, net of issuance costs			$ 4,652
Private Equity Placement [Member]
Stockholders Equity Note [Line Items]
Issuance of common stock, shares	4,581,673
Per share value of common stock issued	$ 20.08
Dividend restriction	$ 0.08
Issuance of common stock, net of issuance costs			$ 91,349
Private Equity Placement [Member] | Affiliated Entity [Member]
Stockholders Equity Note [Line Items]
Common stock offer gross proceeds	$ 40,000
Private Equity Placement [Member] | Management [Member]
Stockholders Equity Note [Line Items]
Common stock offer gross proceeds	12,000
Private Equity Placement [Member] | Two Unaffiliated Investors [Member]
Stockholders Equity Note [Line Items]
Common stock offer gross proceeds	$ 40,000